Condensed Financial Information of the Company - CONDENSED STATEMENT OF FINANCIAL POSITION (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment, net	$ 75,480	$ 80,833
Right-of-use asset	12,902	13,448	$ 8,380
Investments in associates	2,355	5,336
Current assets
Other receivables	66,421	79,550
Cash and cash equivalents	375,783	281,031	195,696	$ 244,865
Total assets	3,620,631	3,405,651
EQUITY
Share capital	163,223	163,223	160,022	160,000
Share premium	183,430	183,430	180,486
Treasury shares	(4,772)	(6,145)	0
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(321,647)	(417,272)
Legal reserves	1,081	176	176
Other reserves	(1,321,211)	(1,321,142)
Retained earnings	32,689	150,202
Total equity	773,608	805,286	1,198,614	1,222,697
Non-current liabilities
Deferred tax liabilities	227,421	171,289
Lease liabilities	8,484	10,207
Current liabilities
Borrowings	421,266	216,410
Other liabilities	284,826	180,813
Lease liabilities	3,765	3,477
Trade payables	116,242	150,852
Total liabilities	2,847,023	2,600,365
Total equity and liabilities	3,620,631	3,405,651
Parent | Reportable legal entities
Non-current assets
Property, plant and equipment, net	18	21
Right-of-use asset	110	102
Investments in subsidiaries	505,635	504,732
Investments in associates		3,081
Current assets
Other receivables	228	319
Cash and cash equivalents	1,614	2,166	$ 552	$ 7,610
Total assets	507,605	510,421
EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,772)	(6,145)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(321,731)	(417,272)
Legal reserves	1,081	176
Other reserves	(1,343,639)	(1,342,221)
Retained earnings	55,202	171,281
Total equity	469,732	489,410
Non-current liabilities
Deferred tax liabilities	1,028
Lease liabilities	79	66
Current liabilities
Borrowings	19,928	19,508
Other liabilities	16,226	1,017
Lease liabilities	32	48
Trade payables	580	372
Total liabilities	37,873	21,011
Total equity and liabilities	$ 507,605	$ 510,421